Hedge Accounting - Schedule of Breakdown by Maturity of Hedging Strategies (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	R$ 126,549,000,000	R$ 171,439,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	29,727,000,000	62,667,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	71,000,000	232,000,000
Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	8,003,000,000	23,919,000,000
Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	38,013,000,000	31,855,000,000
Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	13,221,000,000	15,227,000,000
Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,401,000,000	482,000,000
Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	12,550,000,000	10,561,000,000
Fair value hedge [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	21,591,000,000	19,410,000,000
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	9,124,000,000	12,157,000,000
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	7,066,000,000	5,977,000,000
Fair value hedge [Member] | Hedge of syndicated loan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		794,000,000
Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	92,408,000,000	141,468,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,105,000,000	6,444,000,000
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	268,000,000	1,124,000,000
Up to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	79,056,000,000	76,630,000,000
Up to one year [Member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	11,925,000,000	31,471,000,000
Up to one year [Member] | Hedge of highly probable forecast transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	71,000,000	162,000,000
Up to one year [Member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	6,346,000,000	16,726,000,000
Up to one year [Member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	26,943,000,000	251,000,000
Up to one year [Member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	12,241,000,000	12,352,000,000
Up to one year [Member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	4,223,000,000
Up to one year [Member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	12,550,000,000	10,561,000,000
Up to one year [Member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,590,000,000	2,399,000,000
Up to one year [Member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	293,000,000	268,000,000
Up to one year [Member] | Fair value hedge [Member] | Hedge of syndicated loan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		794,000,000
Up to one year [Member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,874,000,000	1,646,000,000
Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	13,232,000,000	49,807,000,000
Later than one year and not later than two years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	4,729,000,000	11,205,000,000
Later than one year and not later than two years [member] | Hedge of highly probable forecast transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		70,000,000
Later than one year and not later than two years [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		5,940,000,000
Later than one year and not later than two years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,838,000,000	25,209,000,000
Later than one year and not later than two years [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	924,000,000	2,822,000,000
Later than one year and not later than two years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	297,000,000	3,669,000,000
Later than one year and not later than two years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,416,000,000	143,000,000
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		749,000,000
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	28,000,000
Later than two years and not later than three years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	8,858,000,000	12,869,000,000
Later than two years and not later than three years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,519,000,000	6,210,000,000
Later than two years and not later than three years [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,657,000,000
Later than two years and not later than three years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,517,000,000	3,956,000,000
Later than two years and not later than three years [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	56,000,000
Later than two years and not later than three years [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		223,000,000
Later than two years and not later than three years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	154,000,000	799,000,000
Later than two years and not later than three years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,793,000,000	628,000,000
Later than two years and not later than three years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		1,026,000,000
Later than two years and not later than three years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	162,000,000	27,000,000
Later than three years and not later than four years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,848,000,000	17,541,000,000
Later than three years and not later than four years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		12,125,000,000
Later than three years and not later than four years [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		1,253,000,000
Later than three years and not later than four years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		1,349,000,000
Later than three years and not later than four years [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		53,000,000
Later than three years and not later than four years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	391,000,000	218,000,000
Later than three years and not later than four years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,379,000,000	1,502,000,000
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		884,000,000
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	78,000,000	157,000,000
Later than four years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	10,204,000,000	2,283,000,000
Later than four years and not later than five years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,737,000,000
Later than four years and not later than five years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,715,000,000
Later than four years and not later than five years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	377,000,000	348,000,000
Later than four years and not later than five years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	375,000,000	1,335,000,000
Later than four years and not later than five years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		525,000,000
Later than four years and not later than five years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		75,000,000
From five to ten years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	10,020,000,000	8,225,000,000
From five to ten years [Member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,817,000,000	1,656,000,000
From five to ten years [Member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		1,090,000,000
From five to ten years [Member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,178,000,000	259,000,000
From five to ten years [Member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,972,000,000	2,099,000,000
From five to ten years [Member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	822,000,000	642,000,000
From five to ten years [Member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	231,000,000	1,614,000,000
From five to ten years [Member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		865,000,000
After ten years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,331,000,000	4,084,000,000
After ten years [Member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,343,000,000	2,625,000,000
After ten years [Member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	R$ 988,000,000	R$ 1,459,000,000